Schedule of investments
Nomura Emerging Markets Debt Corporate Fund	October 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 87.00%Δ
Angola — 0.65%
Azule Energy Finance 144A 8.125% 1/23/30 #	725,000	$ 729,321
		729,321
Argentina — 4.97%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	864,629	897,318
Banco Macro 144A 8.00% 6/23/29 #	970,000	979,991
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	810,000	824,742
Pluspetrol 144A 8.50% 5/30/32 #	935,000	953,326
Tecpetrol 144A 7.625% 11/3/30 #	975,000	976,706
YPF 144A 9.50% 1/17/31 #	875,000	923,804
		5,555,887
Brazil — 6.97%
Aegea Finance 144A 7.625% 1/20/36 #	720,000	703,407
Embraer Netherlands Finance 5.40% 1/9/38	870,000	872,175
LD Celulose International 144A 7.95% 1/26/32 #	725,000	763,382
MV24 Capital 144A 6.748% 6/1/34 #	816,537	809,533
Petrobras Global Finance 6.25% 1/10/36	1,060,000	1,046,871
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	1,575,000	1,550,981
Raizen Fuels Finance
144A 6.25% 7/8/32 #	725,000	617,156
144A 6.95% 3/5/54 #	960,000	744,912
Sitios Latinoamerica 144A 6.00% 11/25/29 #	665,000	688,654
		7,797,071
Chile — 5.89%
AES Andes 144A 8.15% 6/10/55 #, μ	865,000	906,001
ATP Tower Holdings 144A 7.875% 2/3/30 #	895,000	920,942
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	650,000	699,523
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	863,675	905,995
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	654,928	674,773
Colbun 144A 5.375% 9/11/35 #	720,000	727,920
Engie Energia Chile 144A 6.375% 4/17/34 #	670,000	715,439
Latam Airlines Group 144A 7.875% 4/15/30 #	1,000,000	1,035,400
		6,585,993
China — 1.82%
Alibaba Group Holding
2.70% 2/9/41	445,000	338,094
5.25% 5/26/35	575,000	605,676
Meituan 144A 4.625% 10/2/29 #	765,000	767,108
NQ- 227 [1025] 1225 (5043116)    1

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Sunac China Holdings
144A 6.00% 9/30/25 #, ‡	1,299,603	$ 202,283
144A 6.25% 9/30/26 #, ‡	755,067	116,144
		2,029,305
Colombia — 3.00%
Banco Davivienda 144A 8.125% 7/2/35 #, μ	995,000	1,028,792
Ecopetrol 5.875% 11/2/51	925,000	681,286
EnfraGen Energia Sur 144A 8.499% 6/30/32 #	960,000	1,006,790
Geopark 144A 8.75% 1/31/30 #	680,000	642,750
		3,359,618
Georgia — 1.23%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	595,000	631,975
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	710,000	743,389
		1,375,364
Guatemala — 1.66%
Energuate Trust 2 0 144A 6.35% 9/15/35 #	1,000,000	1,004,377
Millicom International Cellular 144A 7.375% 4/2/32 #	819,000	856,128
		1,860,505
Hong Kong — 3.24%
AIA Group 144A 5.375% 4/5/34 #	510,000	531,528
Celestial Dynasty 6.375% 8/22/28 ■	735,000	734,410
FWD Group Holdings
144A 5.252% 9/22/30 #	485,000	490,384
144A 5.836% 9/22/35 #	775,000	792,019
Standard Chartered
144A 6.301% 1/9/29 #, μ	440,000	457,616
144A 7.625% 1/16/32 #, μ, ψ	575,000	612,699
		3,618,656
India — 4.30%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	530,000	497,998
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	775,000	695,772
Axis Bank 4.10% 9/8/26 μ, ψ, ■	646,000	636,957
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	1,126
ICICI Bank 144A 4.00% 3/18/26 #	489,000	488,267
JSW Hydro Energy 144A 4.125% 5/18/31 #	713,550	674,936
Muthoot Finance 144A 6.375% 3/2/30 #	1,005,000	1,022,020
Vedanta Resources Finance II 144A 9.125% 10/15/32 #	800,000	793,263
		4,810,339
2    NQ- 227 [1025] 1225 (5043116)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Indonesia — 3.82%
Cikarang Listrindo 144A 5.65% 3/12/35 #	1,165,000	$ 1,184,062
Freeport Indonesia 144A 5.315% 4/14/32 #	795,000	812,598
Medco Maple Tree 144A 8.96% 4/27/29 #	625,000	657,196
Minejesa Capital 144A 4.625% 8/10/30 #	643,684	643,362
Nickel Industries 144A 9.00% 9/30/30 #	400,000	414,586
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	546,975	564,916
		4,276,720
Israel — 1.47%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ, ■	650,000	678,711
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	362,518
6.75% 3/1/28	575,000	597,570
		1,638,799
Jamaica — 1.72%
Digicel International Finance 144A 8.625% 8/1/32 #	875,000	871,881
Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #	1,060,000	1,051,154
		1,923,035
Kazakhstan — 1.27%
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	705,000	725,345
KazMunayGas National JSC 144A 3.50% 4/14/33 #	770,000	698,465
		1,423,810
Kuwait — 0.92%
Burgan Bank 2.75% 12/15/31 μ, ■	650,000	633,534
NBK SPC 144A 1.625% 9/15/27 #, μ	400,000	390,505
		1,024,039
Macao — 2.34%
Melco Resorts Finance 144A 7.625% 4/17/32 #	765,000	805,761
Sands China
3.25% 8/8/31	365,000	336,185
4.375% 6/18/30	490,000	482,785
Wynn Macau 144A 6.75% 2/15/34 #	985,000	993,306
		2,618,037
Madagascar — 0.70%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	775,000	783,391
		783,391
NQ- 227 [1025] 1225 (5043116)    3

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Malaysia — 0.63%
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	710,000	$ 703,658
		703,658
Mexico — 6.64%
Banco Mercantil del Norte 144A 7.50% 6/27/29 #, μ, ψ	875,000	898,332
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	560,000	560,361
144A 8.125% 1/8/39 #, μ	525,000	572,494
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	595,000	648,883
CFE Fibra E 144A 5.875% 9/23/40 #	585,000	589,504
El Puerto de Liverpool 144A 6.658% 1/22/37 #	905,000	970,659
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	940,982	996,848
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	611,678	626,047
Saavi Energia 144A 8.875% 2/10/35 #	640,000	688,800
Trust Fibra Uno 144A 7.375% 2/13/34 #	805,000	877,780
		7,429,708
Morocco — 0.95%
OCP 144A 7.50% 5/2/54 #	950,000	1,064,636
		1,064,636
Nigeria — 3.27%
Access Bank 144A 6.125% 9/21/26 #	615,000	612,638
Africa Finance 144A 5.55% 10/8/29 #	945,000	967,043
IHS Holding 144A 8.25% 11/29/31 #	1,245,000	1,300,328
SEPLAT Energy 144A 9.125% 3/21/30 #	765,000	781,486
		3,661,495
Panama — 0.80%
Sable International Finance 144A 7.125% 10/15/32 #	895,000	896,415
		896,415
Peru — 2.80%
Kallpa Generacion 144A 5.50% 9/11/35 #	835,000	842,223
Scotiabank Peru 144A 6.10% 10/1/35 #, μ	1,000,000	1,040,500
Volcan Cia Minera 144A 8.50% 10/28/32 #	1,230,000	1,249,434
		3,132,157
Philippines — 1.10%
International Container Terminal Services 4.75% 6/17/30 ■	645,000	653,311
Metropolitan Bank & Trust 5.375% 3/6/29 ■	560,000	580,174
		1,233,485
4    NQ- 227 [1025] 1225 (5043116)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Poland — 0.89%
ORLEN 144A 6.00% 1/30/35 #	940,000	$ 993,633
		993,633
Saudi Arabia — 4.06%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	835,000	840,212
EIG Pearl Holdings 144A 4.387% 11/30/46 #	515,000	432,158
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	630,000	691,430
Ma'aden Sukuk 144A 5.25% 2/13/30 #	890,000	918,554
Saudi Arabian Oil 144A 5.75% 7/17/54 #	760,000	764,719
SNB Funding 6.00% 6/24/35 μ, ■	865,000	890,413
		4,537,486
Serbia — 0.79%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	880,000	885,782
		885,782
Singapore — 1.36%
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	1,520,000	1,518,124
		1,518,124
South Africa — 3.08%
Bidvest Group UK 144A 6.20% 9/17/32 #	895,000	908,034
Prosus 144A 3.061% 7/13/31 #	740,000	674,265
Sasol Financing USA 144A 8.75% 5/3/29 #	670,000	680,971
Windfall Mining Group 144A 5.854% 5/13/32 #	1,125,000	1,177,042
		3,440,312
South Korea — 3.75%
Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ	855,000	897,784
Hyundai Capital Services 144A 5.25% 1/22/28 #	695,000	709,484
Kookmin Bank 144A 2.50% 11/4/30 #	1,115,000	1,012,042
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	695,000	711,156
Shinhan Bank 144A 5.75% 4/15/34 #	820,000	865,426
		4,195,892
Taiwan — 1.28%
TSMC Arizona 2.50% 10/25/31	1,100,000	1,002,618
TSMC Global 144A 2.25% 4/23/31 #	470,000	426,731
		1,429,349
Tanzania — 1.15%
AngloGold Ashanti Holdings 6.50% 4/15/40	575,000	616,223
HTA Group 144A 7.50% 6/4/29 #	640,000	665,354
		1,281,577
NQ- 227 [1025] 1225 (5043116)    5

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Thailand — 1.18%
Bangkok Bank 144A 3.466% 9/23/36 #, μ	665,000	$ 607,285
GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ	690,000	714,403
		1,321,688
Türkiye — 3.23%
Akbank TAS
6.80% 6/22/31 μ, ■	270,000	271,452
144A 7.498% 1/20/30 #	425,000	445,883
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	680,000	667,304
QNB Bank 10.75% 11/15/33 μ, ■	600,000	675,292
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	660,000	687,728
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	835,000	869,408
		3,617,067
Ukraine — 0.62%
MHP Lux 144A 6.95% 4/3/26 #	720,000	687,478
		687,478
United Arab Emirates — 2.29%
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	615,000	612,815
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	894,963	814,863
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	635,000	658,525
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	549,660	472,246
		2,558,449
Vietnam — 0.54%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	613,229	607,863
		607,863
Zambia — 0.62%
First Quantum Minerals 144A 7.25% 2/15/34 #	665,000	691,132
		691,132
Total Corporate Bonds (cost $95,659,501)		97,297,276

Government Agency Obligations — 3.40%
Chile — 0.73%
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	765,000	816,897
		816,897
Malaysia — 0.76%
Petronas Capital 144A 5.848% 4/3/55 #	795,000	850,123
		850,123
6    NQ- 227 [1025] 1225 (5043116)

	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Oman — 1.00%
AL Jawaher Assets 144A 4.662% 10/29/30 #	1,120,000	$ 1,116,529
		1,116,529
United Arab Emirates — 0.91%
DP World Crescent 144A 5.50% 5/8/35 #	975,000	1,017,721
		1,017,721
Total Government Agency Obligations (cost $3,693,491)		3,801,270

Sovereign Bonds — 0.88%Δ
Hungary — 0.36%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	380,000	400,211
		400,211
Poland — 0.52%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	560,000	585,836
		585,836
Total Sovereign Bonds (cost $936,982)		986,047

Supranational Banks — 1.84%
African Development Bank
5.75% 5/7/34 μ, ψ	730,000	738,859
5.875% 5/7/35 μ, ψ	300,000	300,791
Corp Andina de Fomento 144A 6.75% 6/17/30 #, μ, ψ	990,000	1,017,050
Total Supranational Banks (cost $2,006,929)		2,056,700
	Number of shares
Common Stock — 0.46%Δ
Mexico — 0.46%
Grupo Aeromexico =, †	296,570	519,806
Total Common Stock (cost $269,980)		519,806

Short-Term Investments — 5.90%
Money Market Mutual Funds — 5.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.98%)	1,648,202	1,648,202
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.01%)	1,648,201	1,648,201
NQ- 227 [1025] 1225 (5043116)    7

Schedule of investments
Nomura Emerging Markets Debt Corporate Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.09%)	1,648,201	$ 1,648,201
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.00%)	1,648,202	1,648,202
Total Short-Term Investments (cost $6,592,806)		6,592,806
Total Value of Securities—99.48% (cost $109,159,689)		111,253,905
Receivables and Other Assets Net of Liabilities — 0.52%★		583,664
Net Assets Applicable to 14,205,210 Shares Outstanding — 100.00%	$111,837,569
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of Rule 144A securities was $88,572,336, which represents 79.20% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Security is currently in default.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $10,000 cash collateral held at broker for certain open derivatives as of October 31, 2025.
The following swap contracts were outstanding at October 31, 2025:
8    NQ- 227 [1025] 1225 (5043116)

Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 4.15% 3/28/27 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(10,752)	$1,668	$(12,420)
The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
CDS – Credit Default Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
USD – US Dollar
NQ- 227 [1025] 1225 (5043116)    9